Contingent Liability (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Contingent Liability
Loans sold through the MPF program	$ 13,662,665	$ 15,992,124
Notional amount of the maximum CEO	325,354	325,802
Accrued contingent liability	$ 81,775	$ 84,944